Equity Compensation Plan - Summary of Company's Non-Vested Restricted Shares (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance Number of restricted shares	190,476	0
Granted Number of restricted shares	1,585,311	190,476
Vested Number of restricted shares	(235,434)
Ending balance Number of restricted shares	1,540,353	190,476
Granted Weighted average grant date fair value per non-vested share	$ 2.42	$ 5.25
Vested Weighted average grant date fair value per non-vested share	(3.64)
Ending balance Weighted average grant date fair value per non-vested share	$ 2.58	$ 5.25